Reporting Entity - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 28, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reporting entity [line items]
Sale of subsidiaries		$ 875	$ (18,000)
Seger Investments Corp [member] | Getcom Int'l Investments S.L. [member]
Disclosure of reporting entity [line items]
Percentage of ownership interest	50.00%